Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Property and Equipment Useful Lives
Property and equipment, including leasehold improvements, are recorded at cost net of accumulated depreciation. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Asset	Estimated useful life
Leasehold improvements	Shorter of useful life of asset or lease term
Computer equipment	3 years
Furniture, fixtures and equipment	3- 8 years
Lab equipment	3 years

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following table presents the potential common stock outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	December 31,
	2021	2020
Options outstanding	1,794,300	1,070,301
Unvested restricted stock	160,643	46,199
Unvested common stock subject to repurchase	74,840	103,790
Warrants to purchase common stock	7,217,974	—
Total	9,247,757	1,220,290